Debt - Summary of Debt Balances (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Line of Credit Facility [Line Items]
Total debt	$ 110,675	$ 110,000	$ 0
Less: unamortized discounts and issuance costs	2,628	3,006	0
Total debt, net	108,047	106,994	0
Less: current portion	2,600	1,100	0
Long-term debt, net	105,447	105,894	0
Term Loan [Member]
Line of Credit Facility [Line Items]
Total debt	109,175	110,000	0
Revolver [Member]
Line of Credit Facility [Line Items]
Total debt	$ 1,500	$ 0	$ 0